Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Multi-Manager Value Strategies Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Manager Value Strategies Fund
Class Name	Institutional Class
Trading Symbol	CZMVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Multi-Manager Value Strategies Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 36	0.68% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68% [1]
Net Assets	$ 5,229,187,306
Holdings Count | Holding	432
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 5,229,187,306
Total number of portfolio holdings	432
Portfolio turnover for the reporting period	9%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	3.2%
Bank of America Corp.	2.1%
Exxon Mobil Corp.	2.0%
Abbott Laboratories	2.0%
Berkshire Hathaway, Inc., Class B	2.0%
ConocoPhillips Co.	2.0%
American International Group, Inc.	1.8%
Wells Fargo & Co.	1.5%
Chevron Corp.	1.3%
UnitedHealth Group, Inc.	1.3%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	3.2%
Bank of America Corp.	2.1%
Exxon Mobil Corp.	2.0%
Abbott Laboratories	2.0%
Berkshire Hathaway, Inc., Class B	2.0%
ConocoPhillips Co.	2.0%
American International Group, Inc.	1.8%
Wells Fargo & Co.	1.5%
Chevron Corp.	1.3%
UnitedHealth Group, Inc.	1.3%

[1]	Annualized.